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Calamos Growth and Income Portfolio
Calamos Growth and Income Portfolio
Investment Objective
Calamos Growth and Income Portfolio's investment objective is high long-term total return through growth and current income.
Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. The Portfolio's shares can be purchased by certain pension plans and retirement arrangements and accounts permitting accumulation of funds on a tax-advantaged basis ("Retirement Plans") and by separate accounts of certain life insurance companies ("Participating Insurance Companies") offering qualified and non-qualified variable annuity contracts and variable life insurance contracts (together, "Variable Contracts"). The Portfolio's shares are not offered directly to the public. You may pay other expenses under your Variable Contract or Retirement Plan which are not reflected in the table and examples below. Please read the Variable Contract's or Retirement Plan's disclosure documents to obtain that information.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Calamos Growth and Income Portfolio Calamos Growth & Income Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Calamos Growth and Income Portfolio Calamos Growth & Income Portfolio
Management Fees	0.75%
Distribution and/or Service Fees (12b-1)	none
Other Expenses	0.69%
Total Annual Portfolio Operating Expenses	1.44%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Portfolio's operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Calamos Growth and Income Portfolio | Calamos Growth & Income Portfolio | USD ($)	147	456	787	1,724

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Calamos Growth and Income Portfolio | Calamos Growth & Income Portfolio | USD ($)	147	456	787	1,724

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in a diversified portfolio of convertible (including synthetic convertible), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser's opinion, the appropriate balance between risk and reward in terms of growth and income.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Portfolio may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Portfolio may invest up to 25% of its net assets in foreign equity securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Portfolio may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depositary arrangements. The Portfolio's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

The Portfolio attempts to keep a consistent balance between risk and reward over the course of different market cycles, through various combinations of stocks, bonds and/or convertible securities, to achieve what the Portfolio's investment adviser believes to be an appropriate blend for the then-current market. As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. At some points in a market cycle, one type of security may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions. Interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds. The Portfolio's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Portfolio's investment objective and principal investment strategies, the Portfolio's investment adviser views such strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.

Principal Risks
Portfolio Performance

The following bar chart and table indicate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and how the Portfolio's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect sales loads and fees associated with any insurance contract for which the Portfolio is an investment option. If it did, returns would be lower than those shown. As always, please note that the Portfolio's past performance cannot predict how it will perform in the future.

ANNUAL TOTAL RETURNS FOR YEARS ENDED 12.31

Highest Quarterly Return:	19.52	% (6.30.20)	Lowest Quarterly Return:	-15.97	% (3.31.20)

Average Annual Total Returns as of 12.31.23

The following table shows how the Portfolio's average annual performance for the one-, five- and ten-year periods ended December 31, 2023 and since the Portfolio's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the Portfolio's inception, or since the nearest subsequent month end when comparative index data is available only for full monthly periods.

Average Annual Returns - Calamos Growth and Income Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Calamos Growth & Income Portfolio	20.12%	12.65%	8.69%	7.84%	May 19, 1999
S&P 500 Index	26.29%	15.69%	12.03%	7.42%
ICE BofA All U.S. Convertibles EX Mandatory Index	13.77%	12.22%	9.43%	8.01%

The S&P 500 Index is generally considered representative of the U.S. stock market. The S&P 500 Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Portfolio invests.

The ICE BofA All U.S. Convertibles ex Mandatory Index represents the U.S. convertible market excluding mandatory convertibles. The ICE BofA All U.S. Convertibles ex Mandatory Index is provided to show how the Portfolio's performance compares with the returns of an index of securities similar to those in which the Portfolio invests.